Hartford AAA CLO ETF Average Annual Total Returns		12 Months Ended	39 Months Ended	58 Months Ended	60 Months Ended	79 Months Ended	87 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
JP Morgan CLOIE AAA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.06%			4.10%	3.91%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(2.52%)	(0.75%)	(0.33%)	1.21%	0.94%
Hartford AAA CLO ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.73%			1.18%	1.68%
Hartford AAA CLO ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.77%			1.40%	1.78%
Hartford AAA CLO ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.45%			2.69%	3.16%

[1]	Prior to February 12, 2024, the Fund pursued a different investment objective and investment strategy. Performance prior to that date reflects the Fund’s prior strategy.